Financial Risk Management - Commodity Price Sensitivity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Gold production period hedged (in months)	24 months
Limit of silver production hedged (as a percent)	50.00%
Silver production period hedged (in months)	24 months
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	7.00%	10.00%
Commodity price risk | Rand Gold Derivative Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	7.00%	10.00%
Reasonably possible decrease in risk variable percent	7.00%	10.00%
Increase by 10%, impact on earnings	R 0	R (91)
Decrease by 10%, impact on earnings	R 0	R 102
Cash flow hedges | Commodity price risk | US$ Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	7.00%	10.00%
Reasonably possible decrease in risk variable percent	7.00%	10.00%
Increase by 10%, impact on other comprehensive income	R 130	R (258)
Decrease by 10%, impact on other comprehensive income	R (128)	R 279
Cash flow hedges | Commodity price risk | Rand Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	7.00%	10.00%
Reasonably possible decrease in risk variable percent	7.00%	10.00%
Increase by 10%, impact on other comprehensive income	R (481)	R (1,279)
Decrease by 10%, impact on other comprehensive income	R 612	R 1,433